Share - Based Payment (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of Total Expenses Arising From Share-based Payment Transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Employee share-based payment expense	1,702,159	1,724,282

	1,702,159	1,724,282

Executive Incentive Plan [member] | Performance rights [member]
Statement [LineItems]
Summaries of Performance Rights Granted
Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive
directors:
Fiscal year ended June 30, 2021

Grant date	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
		Number	Number	Number	Number	Number	Number

November 28, 2017	0.230	500,000	—	(500,000)	—	—	—
October 2, 2018	0.470	387,560	—	(387,560)	—	—	—
October 3, 2019	0.260	4,500,000	—	(1,500,000)	—	3,000,000	—
November 1, 2019	0.280	3,600,000	—	(1,200,000)	—	2,400,000	—
January 2, 2020	0.260	2,850,000	—	(950,000)	—	1,900,000	—
October 2, 2020	0.235	—	263,502	—	—	263,502	—

Total		11,837,560	263,502	(4,537,560)	—	7,563,502	—

Fiscal year ended June 30, 2020

Grant date	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
		Number	Number	Number	Number	Number	Number

November 17, 2017	0.240	1,666,667	—	(1,666,667)	—	—	—
November 28, 2017	0.230	500,000	—	—	—	500,000	—
November 29, 2017	0.230	2,000,001	—	(2,000,001)	—	—	—
October 2, 2018	0.470	775,118	—	(387,558)	—	387,560	—
October 3, 2019	0.260	—	4,500,000	—	—	4,500,000	—
November 1, 2019	0.280	—	3,600,000	—	—	3,600,000	—
January 2, 2020	0.260	—	2,850,000	—	—	2,850,000	—

Total		4,941,786	10,950,000	(4,054,226)	—	11,837,560	—

Fiscal year ended June 30, 2019

Grant date	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
		Number	Number	Number	Number	Number	Number

September 19, 2014	0.044	2,757,353	—	—	(2,757,353)	—	—
September 19, 2014	0.044	919,118	—	—	(919,118)	—	—
November 14, 2014	0.038	9,191,177	—	—	(9,191,177)	—	—
November 14, 2014	0.040	3,063,725	—	—	(3,063,725)	—	—
October 1, 2015	0.060	600,000	—	—	(600,000)	—	—
October 1, 2015	0.061	200,000	—	—	(200,000)	—	—
August 2, 2017	0.020	3,900,000	—	(3,900,000)	—	—	—
November 17, 2017	0.024	33,333,333	—	(16,666,667)	—	16,666,666	—
November 28, 2017	0.023	15,000,000	—	(10,000,000)	—	5,000,000	—
November 29, 2017	0.023	40,000,000	—	(20,000,000)	—	20,000,000	—
October 2, 2018	0.047	—	7,751,152	—	—	7,751,152	—

Total		108,964,706	7,751,152	(50,566,667)	(16,731,373)	49,417,818	—

Summary of STI Performance Rights Granted
The model inputs for STI performance rights granted

during the fiscal year ended June 30, 2021 included:

Grant date	October 2, 2020
Share price at grant date	$0.235
Expected price volatility of the Company’s shares	88%
Expected dividend yield	Nil
Risk-free interest rate	0.12%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2020 included:

Grant date	October 3, 2019	November 1, 2019	January 2, 2020
Share price at grant date	$0.260	$0.280	$0.260
Expected price volatility of the Company’s shares	61%	63%	59%
Expected dividend yield	Nil	Nil	Nil
Risk-free interest rate	0.61%	0.78%	0.88%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2019 included:

Grant date	September 28, 2018
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	78%
Expected dividend yield	Nil
Risk-free interest rate	2.02%

Directors Incentive Plan [member] | Performance rights [member]
Statement [LineItems]
Summaries of Performance Rights Granted

2021 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
November 25, 2016	Director rights	0.380	273,637	—	(273,637)	—	—	—
November 17, 2017	Director rights	0.210	426,654	—	(426,654)	—	—	—
November 16, 2018	Director rights	0.390	500,000	—	(250,000)	—	250,000	—
November 1, 2019	Director rights	0.280	1,500,000	—	—	—	1,500,000	—
October 27, 2020	Director rights	0.255	—	1,350,000	—	—	1,350,000	—

Total			2,700,291	1,350,000	(950,291)	—	3,100,000	—

The weighted average share price on the exercising date during the fiscal year 2021 is $0.276.

2020 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
November 25, 2016	Director rights	0.380	547,274	—	(273,637)	—	273,637	—
November 17, 2017	Director rights	0.210	853,307	—	(426,653)	—	426,654	—
November 16, 2018	Director rights	0.390	750,000	—	(250,000)	—	500,000	—
November 1, 2019	Director rights	0.280	—	1,500,000	—	—	1,500,000	—

Total			2,150,581	1,500,000	(950,290)	—	2,700,291	—

The weighted average share price on the exercising date during the fiscal year 2020 is $0.257 adjusted for November 2019 share consolidation.
On 5 November 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal year 2020 movement table have therefore been adjusted retrospectively for the share consolidation.

2019 Grant date	Type of performance right granted	Fair value	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Lapsed during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
November 25, 2016	Director rights	0.038	8,209,101	—	(2,736,367)	—	5,472,734	—
November 17, 2017	Director rights	0.021	13,272,356	—	(4,739,293)	—	8,533,063	—
November 21, 2018	Director rights	0.039	—	10,000,000	(2,500,000)	—	7,500,000	—

Total			21,481,457	10,000,000	(9,975,660)	—	21,505,797	—

Summary of STI Performance Rights Granted
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2021 included:

Grant date	October 27, 2020
Share price at grant date	$ 0.255
Expected price volatility of the Company’s shares	92%
Expected dividend yield	Nil
Risk-free interest rate	0.14%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2020 included:

Grant date	November 1, 2019
Share price at grant date	$ 0.280
Expected price volatility of the Company’s shares	63%
Expected dividend yield	Nil
Risk-free interest rate	0.78%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2019 included:

Grant date	November 16, 2018
Share price at grant date	$ 0.039
Expected price volatility of the Company’s shares	76%
Expected dividend yield	Nil
Risk-free interest rate	1.96%

Ridgeback Capital Investments and Trout Group LLC. [member] | Stock Option 1 [member]
Statement [LineItems]
Summaries of Options Granted
Set out below is a summary of the options granted to both parties:

2021 Grant date	Expiry date	Exercise price	Balance at start of the fiscal year	Granted during the fiscal year	Exercised during the fiscal year	Forfeited during the fiscal year	Balance at end of the fiscal year	Vested and exercisable at end of the fiscal year
			Number	Number	Number	Number	Number	Number
July 31, 2015	August 5, 2020	0.235	37,144,524	—	—	(37,144,524)	—	—
July 31, 2015	August 5, 2025	0.248	847,600	—	—	—	847,600	—
October 30, 2015	October 30, 2020	0.568	79,311	—	—	(79,311)	—	—
March 7, 2016	March 7, 2021	0.398	102,628	—	—	(102,628)	—	—

Total			38,174,063	—	—	(37,326,463)	847,600	—